CRYPTOCURRENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Investment Company [Abstract]
SCHEDULE OF MOVEMENTS OF CRYPTOCURRENCIES

The following table presents the movements of cryptocurrencies for the year ended December 31, 2021:

Amounts
Balance at January 1, 2021	-
Receipt of cryptocurrencies from mining activities	$5,455,345
Sales of cryptocurrencies	(4,543,543)
Realized gain on sale of cryptocurrencies	410,979
Impairment loss on cryptocurrencies	(493,617)
Balance at December 31, 2021	$829,165